Fair Value Measures - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Total assets
Liabilities:
Total liabilities	996	1,290
Level 1 [Member]
Assets:
Total assets
Liabilities:
Total liabilities
Level 2 [Member]
Assets:
Total assets
Liabilities:
Total liabilities
Level 3 [Member]
Assets:
Total assets
Liabilities:
Total liabilities	996	1,290
Money market funds [Member]
Assets:
Total assets
Money market funds [Member] | Level 1 [Member]
Assets:
Total assets
Money market funds [Member] | Level 2 [Member]
Assets:
Total assets
Money market funds [Member] | Level 3 [Member]
Assets:
Total assets
Warrant liabilities - January 2022 warrants [Member]
Liabilities:
Total liabilities	1	1
Warrant liabilities - January 2022 warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Warrant liabilities - January 2022 warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Warrant liabilities - January 2022 warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities	1	1
Warrant liabilities - March 2022 warrants [Member]
Liabilities:
Total liabilities	15	7
Warrant liabilities - March 2022 warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Warrant liabilities - March 2022 warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Warrant liabilities - March 2022 warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities	15	7
Warrant liabilities - August 2022 warrants [Member]
Liabilities:
Total liabilities	46	18
Warrant liabilities - August 2022 warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Warrant liabilities - August 2022 warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Warrant liabilities - August 2022 warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities	46	18
Warrant liabilities - December 2022 warrants [Member]
Liabilities:
Total liabilities	934	1,264
Warrant liabilities - December 2022 warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Warrant liabilities - December 2022 warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Warrant liabilities - December 2022 warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities	$ 934	$ 1,264